[LETTERHEAD]
September 15, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Transamerica Partners Funds Group II (the “Registrant”)
1940 Act File No. 811-07495
Ladies and Gentlemen:
On behalf of the Registrant, we are hereby filing a combined information and registration statement on Form N-14, with exhibits (the “Registration Statement”). The Registration Statement relates to proposed Agreements and Plans of Reorganization whereby all of the assets of certain series of the Registrant (each, a “Target Fund”) will be transferred in various tax-free reorganizations to the corresponding series of the Registrant (each, a “Destination Fund”), in exchange for shares of the Destination Fund. The table in the attached Appendix A indicates which Target Fund corresponds to which Destination Fund.
The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on October 15, 2009 pursuant to Rule 488.
Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1814.

Very truly yours,
/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel

Appendix A

Target Fund	Destination Fund

Transamerica Partners Institutional Value	Transamerica Partners Institutional Large Value
Transamerica Partners Institutional Growth	Transamerica Partners Institutional Large Growth
Transamerica Partners Institutional Total Return Bond	Transamerica Partners Institutional Core Bond